Unaudited Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 27,762	$ 28,736
Cost of sales	(25,502)	(26,348)
Gross profit	2,260	2,388
Other income	479	7
Allowance for credit loss on financial assets, net of reversal	(193)	(124)
Administrative expenses	(1,670)	(857)
Share based payment expenses	(669)
Profit from operations	207	1,414
Finance cost	(175)	(245)
Profit before taxation	32	1,169
Income tax (credit)/expenses	(163)	73
Net (loss)/income	(131)	1,242
Other comprehensive (expense) income
Exchange difference on translation of foreign operations	(5)	53
Total comprehensive (loss)/income attributable to shareholders	$ (136)	$ 1,295
Net (loss)/income per share attributable to shareholders
Basic (cents) (in Dollars per share)	$ (0.8)	$ 11
Diluted (cents) (in Dollars per share)	$ (0.8)	$ 11
Weighted average number of ordinary shares used in computing net (loss)/income per share
Basic (in Shares)	15,426,230	11,250,000
Diluted (in Shares)	15,426,230	11,250,000